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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 ---------------------------------
   Address:      3201 Old Glenview Road, Suite 235
                 ---------------------------------
                 Wilmette, IL 60091
                 ---------------------------------

                 ---------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 251-8300
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Lawrence A. Oberman          Wilmette, IL       May 3, 2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 24
                                        --------------------

Form 13F Information Table Value Total: 116,213
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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
           Column 1               Column 2   Column 3  Column 4        Column 5        Column 6  Column 7        Column 8
           --------               --------   --------  --------        --------        --------  --------        --------
NAME OF ISSUER                  TITLE OF     CUSIP     VALUE    SHRS OR   SH/PRN PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                CLASS                  (x$1000) PRN AMT          CALL DISCRETION MANAGERS SOLE      SHARED NONE
APAC Customer Services, Inc.    Common       00185E106  4931    2,231,433 SH          SOLE                2,231,433

Balchem Corp.                   Common       057665200  8802      381,550 SH          SOLE                  381,550

Bennett Environmental Inc.      Common       081906109  4941    1,107,900 SH          SOLE                1,107,900

Berkshire Hathaway Inc. Del     Class B      084670207  3343        1,110 SH          SOLE                    1,110

Berkshire Hathaway Inc. Del     Class B      084670207   286           95 SH          OTHER                      95

Blackbaud Inc.                  Common       09227Q100  2460      116,100 SH          SOLE                  116,100

Captaris Inc.                   Common       14071N104  6292    1,358,905 SH          SOLE                1,358,905

Dynamex Inc.                    Common       26784F103  9524      492,954 SH          SOLE                  492,954

Exponent, Inc.                  Common       30214U102 13910      439,481 SH          SOLE                  439,481

Fiberstars, Inc                 Common       315662106  2211      245,091 SH          SOLE                  245,091

Keystone Automotive Inds. Inc.  Common       49338N109  6846      162,189 SH          SOLE                  162,189

Keystone Automotive Inds. Inc.  Common       49338N109    84        2,000 SH          OTHER                   2,000

Liberty Media Corp. New         Common Ser A 530718105   131       16,000 SH          OTHER                  16,000

Moldflow Corp.                  Common       608507109 10099      643,249 SH          SOLE                  643,249

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
Pfizer Inc.                     Common       717081103   299       12,000 SH          OTHER                  12,000

Quovadx Inc.                    Common       74913K106  8870    2,720,438 SH          SOLE                2,720,438

Repligen Corp.                  Common       759916109  1689      456,434 SH          SOLE                  456,434

Scientific Learning Corp.       Common       808760102  7976    1,679,210 SH          SOLE                1,679,210

Spectranetics Corp.             Common       84760C107   901       76,265 SH          SOLE                   76,265

Surmodics Inc.                  Common       868873100 12417      351,166 SH          SOLE                  351,166

Surmodics Inc.                  Common       868873100    71        2,000 SH          OTHER                   2,000

Team Inc.                       Common       878155100  3633      109,225 SH          SOLE                  109,225

Universal Technical Institute   Common       913915104  1896       63,000 SH          SOLE                   63,000

X-Rite Inc.                     Common       983857103  4601      346,440 SH          SOLE                  346,440